Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting, Measurement Disclosures [Abstract]
Segment Results
Segment results are shown below ($ in millions):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
Sales:
Life Sciences	$1,308.1	$1,258.1
Diagnostics	1,327.3	1,136.2
Dental	655.5	655.9
Environmental & Applied Solutions	914.8	873.9
Total	$4,205.7	$3,924.1

Operating Profit:
Life Sciences	$211.6	$177.2
Diagnostics	154.6	180.2
Dental	89.4	95.1
Environmental & Applied Solutions	208.0	198.4
Other	(39.7)	(37.8)
Total	$623.9	$613.1

Detailed segment data for the years ended December 31 is as follows ($ in millions):

	2016	2015	2014
Sales:
Life Sciences	$5,365.9	$3,314.6	$2,511.5
Diagnostics	5,038.3	4,832.5	4,618.8
Dental	2,785.4	2,736.8	2,193.1
Environmental & Applied Solutions	3,692.8	3,549.8	3,543.5
Total	$16,882.4	$14,433.7	$12,866.9

Operating profit:
Life Sciences	$818.9	$329.2	$368.5
Diagnostics	786.4	746.2	725.0
Dental	419.4	370.4	304.4
Environmental & Applied Solutions	870.0	866.6	781.8
Other	(143.8)	(150.2)	(134.7)
Total	$2,750.9	$2,162.2	$2,045.0

Identifiable assets:
Life Sciences	$19,875.9	$19,658.4	$3,962.3
Diagnostics	14,159.6	9,848.2	9,836.5
Dental	5,772.2	5,906.9	6,224.3
Environmental & Applied Solutions	4,172.9	4,223.5	4,147.8
Other	1,314.7	1,309.7	3,615.2
Discontinued operations	—	7,275.5	9,205.6
Total	$45,295.3	$48,222.2	$36,991.7

Depreciation and amortization:
Life Sciences	$426.2	$210.1	$101.1
Diagnostics	481.5	449.7	437.8
Dental	127.2	132.0	85.0
Environmental & Applied Solutions	86.7	82.2	88.6
Other	6.5	6.8	5.6
Total	$1,128.1	$880.8	$718.1

	2016	2015	2014
Capital expenditures, gross:
Life Sciences	$109.7	$62.3	$39.6
Diagnostics	374.3	336.8	351.2
Dental	49.1	53.3	24.4
Environmental & Applied Solutions	51.0	58.4	49.9
Other	5.5	2.1	0.3
Total	$589.6	$512.9	$465.4

Schedule Of Operations In Geographical Areas
Operations in Geographical Areas:

	For the Year Ended December 31
($ in millions)	2016	2015	2014
Sales:
United States	$6,377.4	$5,678.3	$4,821.6
China	1,799.1	1,552.9	1,288.3
Germany	1,084.6	858.4	863.5
Japan	864.7	668.5	584.8
All other (each country individually less than 5% of total sales)	6,756.6	5,675.6	5,308.7
Total	$16,882.4	$14,433.7	$12,866.9

Property, plant and equipment, net:
United States	$1,198.4	$1,189.6	$791.8
Germany	190.8	192.9	159.0
United Kingdom	140.6	165.5	57.3
All other (each country individually less than 5% of total property, plant and equipment, net)	824.2	754.7	657.7
Total	$2,354.0	$2,302.7	$1,665.8

Sales By Major Product Group
Sales by Major Product Group:

	For the Year Ended December 31
($ in millions)	2016	2015	2014
Analytical and physical instrumentation	$2,088.9	$2,014.4	$1,967.7
Research and medical products	10,366.7	8,110.9	7,094.9
Dental products	2,785.4	2,736.8	2,193.1
Product identification	1,641.4	1,571.6	1,611.2
Total	$16,882.4	$14,433.7	$12,866.9